OPERATING LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
OPERATING LEASES

11.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2020, were as follows:

Year ending December 31
(in thousands of $)
2021	120,077
2022	58,696
2023	21,591
2024	11,024
Total minimum contractual future revenues	211,388

The Golar Bear charterer extended its charter period to November 2021 from the original charter termination date of June 28, 2021. We have exercised our substitution rights for the Golar Seal to service the remaining committed chartering period of the Golar Penguin from March 8, 2021.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2020 and 2019 were $2,149.1 million and $2,156.1 million; and $356.0 million and $331.5 million, respectively.

With the exception of the Hilli which has a carrying value of $1,166.4 million as of December 31, 2020, management's intention is that all owned vessels are available to be used by customers under operating lease arrangements.

The components of operating lease income were as follows:

(in thousands of $)	2020	2019
Operating lease income(1)	186,706	123,292
Variable lease income (2)	5,175	18,783
Total operating lease income	191,881	142,075

(1) Total operating lease income is included in the income statement line-item “Time and voyage charter revenues”. During the year ended December 31, 2020, we chartered in an external vessel and recognized $4.6 million of operating lease income.
(2) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	2020	2019
Operating lease cost (1)	8,951	5,603
Variable lease cost (2)	4,000	2,983
Total operating lease cost	12,951	8,586

(1) "Operating lease cost" includes short-term lease cost. During the year ended December 31, 2020, we sub-chartered out an external vessel and recognized $3.8 million of operating lease income cost in the income statement line-item "Voyage, charterhire and commission expenses".
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in income statement line-items “Vessel operating expenses” and “Administrative expenses”.

As of December 31, 2020, the right-of-use assets recognized as a lessee in operating leases amounted to $14.6 million (see note 17).

Our weighted average remaining lease term for our operating leases is 5.3 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.3%.

The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2021	4,821
2022	2,967
2023	2,042
2024	1,581
2025 and thereafter	4,228
Total minimum lease payments	15,639

Total rental expense for operating leases was $13.0 million, $8.6 million and $8.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.